CAPITAL STOCK AND STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 10, 2020	May 02, 2020	Sep. 17, 2019	Oct. 31, 2020	Jan. 31, 2019	Apr. 30, 2017	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2015	Nov. 27, 2020	Nov. 26, 2020	Oct. 06, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock, shares outstanding							0				0		0	0
Preferred stock, shares authorized							29,978,846				29,978,846		29,978,846	29,978,846
Value of number of shares issued													$ 266,500
Deemed dividends													$ 64,000	$ 54,000
Common stock, shares authorized							1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000			1,000,000,000	150,000,000
Reverse stock split	the Company’s Board of Directors approved a one-for-thirty (1-for-30) reverse stock split of the Company’s common stock		the Company’s Board of Directors approved a one-for-twenty five (1-for-25) reverse stock split of the Company’s common stock
Shares issued for termination, value										$ 5,000			$ 5,000	$ 5,000
Debt conversion, amount											$ 2,568,000	$ 933,000	1,310,000	331,000
Gain on conversion of debt							$ (48,000)		$ 240,000		$ 1,130,000	$ 398,000	$ 334,000	$ 125,000
Conversion price, description											As a result of past equity financings and conversions of debentures, the conversion prices of (i) our Series A Preferred Stock has been reduced to $29,812.50 per share at September 30, 2021, (ii) our Series B Preferred Stock has been reduced to $0.75 per share at September 30, 2021, (iii) 200 shares of our Series C preferred stock has been reduced to $1,125.00 per share at September 30, 2021, (iv) 90.43418 shares of our Series C Preferred Stock has been reduced to $562.50 per share at September 30, 2021
Directors fees waived								$ 435,667
Directors fees waived description								the aggregate payment of $100,000 (of which $50,000 was paid in November 2020 and $50,000 in February 2021) and (ii) immediately prior to the announcement that the Company has received approval from the FDA to commence its first Phase 1 clinical trial after March 1, 2021 (which has yet to occur), common stock purchase options with an aggregate Black Scholes’ value of $80,000, having an exercise price equal to the closing price on the day preceding the announcement, and a term of 10 years. The difference between the amount waived of $435,667 and the cash paid of $100,000 has been credited to paid in capital during the three months ended March 31, 2021
Ridgeway Termination Agreement [Member]
Class of Stock [Line Items]
Shares issued for termination, shares				866,667
Shares issued for termination, value				$ 266,500
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							134				134		134	134
Preferred stock, shares authorized							1,854				1,854		1,854	1,854
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							71				71		71	71
Preferred stock, shares authorized							1,000				1,000		1,000	1,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							290				290		290	290
Preferred stock, shares authorized							300				300		300	300
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							5,000				5,000		5,000	5,000
Preferred stock, stated value																				$ 1.00
Preferred stock, shares authorized							5,000				5,000		5,000	5,000						5,000
Conversion price													$ 281.25
Preferred stock, voting right													each share of Series D Preferred Stock held by a Holder, as such, was entitled to 400 votes.
Preferred stock, par value																				$ 0.0001
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							5,000				5,000		5,000	0
Preferred stock, shares authorized							5,000				5,000		5,000	5,000
Conversion price													$ 22.50
Preferred stock, voting right													each share of Series E Preferred Stock held by a holder, as such, is entitled to 1,333 votes.
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding							8,000				8,000		8,000	0
Preferred stock, stated value																			$ 10.00
Preferred stock, shares authorized							8,000				8,000		8,000	8,000
Series E 0 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Sale of stock, shares		5,000
Sale of stock, price per share		$ 1.00
Sale of stock value		$ 5,000
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares					5,000
Value of number of shares issued					$ 5,000
SeriesA0ConvertiblePreferredStockMember
Class of Stock [Line Items]
Preferred stock, stated value																$ 1,000
Conversion price													$ 29,812.50
Stock issued during period, shares																1,853
Beneficial ownership limitation percentage																9.99%
Subsequent equity sales period																18 months
SeriesB0ConvertiblePreferredStockMember
Class of Stock [Line Items]
Preferred stock, stated value															$ 1,000
Stock issued during period, shares															1,000
Series C 0% Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, stated value						$ 1,000
Conversion price						$ 1,125.00
Stock issued during period, shares						290.43148
Subsequent equity sales period						12 months
Common Stock [Member]
Class of Stock [Line Items]
Debt conversion, shares issued											7,101,031	531,564	1,600,021	6,785
Debt conversion, amount													$ 2,243,628	$ 471,583
Gain on conversion of debt							$ 47,872		$ 240,356		$ 1,129,632	$ 398,323	334,206	125,089
Value of shares based upon conversion of debt											4,201,812	1,300,653
Common Stock [Member] | Principal [Member]
Class of Stock [Line Items]
Debt conversion, amount													$ 1,310,068	$ 331,415
Debt conversion principal amount											$ 2,568,048	$ 932,935